UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2017

Date of reporting period:	March 31, 2017

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
3/31/17 (Unaudited)

CORPORATE BONDS AND NOTES (84.8%)(a)
			Principal amount	Value

Advertising and marketing services (0.5%)

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24			$485,000	$502,581

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			355,000	371,863

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			315,000	325,238

				1,199,682
Automotive (0.8%)

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			120,000	117,626

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26			385,000	379,426

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			330,000	321,750

IHO Verwaltungs GmbH 144A sr. notes 4.50%, 9/15/23 (Germany)(PIK)			235,000	232,356

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			791,000	791,000

				1,842,158
Broadcasting (2.2%)

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24			150,000	157,500

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			295,000	297,213

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			270,000	280,800

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			725,000	737,688

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			740,000	633,070

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			735,000	746,025

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			710,000	718,875

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			320,000	343,200

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			190,000	189,763

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			330,000	344,025

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			810,000	796,838

				5,244,997
Building materials (1.0%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			710,000	736,625

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			710,000	724,548

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			245,000	252,963

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			400,000	405,248

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.00%, 2/15/27			320,000	313,600

				2,432,984
Capital goods (6.4%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24			835,000	843,350

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			630,000	634,725

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			885,000	945,844

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 6.00%, 2/15/25 (Ireland)			370,000	374,163

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			295,000	306,800

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			130,000	132,600

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			790,000	788,025

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			205,000	216,788

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)			625,000	685,938

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			800,000	876,000

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			215,000	246,713

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,165,000	1,186,844

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			855,000	881,719

Legrand France SA sr. unsec. unsub. notes 4.482%, 2/15/25 (France)			555,000	718,302

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			705,000	696,188

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			205,000	210,125

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			305,000	314,913

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			425,000	441,469

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			250,000	267,656

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			485,000	498,032

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			200,000	195,874

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			1,035,000	1,097,959

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26			325,000	325,192

TransDigm, Inc. 144A company guaranty sr. unsec. sub. notes 6.50%, 5/15/25			170,000	171,488

Welbilt, Inc. sr. unsec. notes 9.50%, 2/15/24			945,000	1,089,113

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			570,000	589,950

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			150,000	156,188

				14,891,958
Chemicals (3.2%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			285,000	295,688

Alpha 3 BV/Alpha US Bidco, Inc. 144A company guaranty sr. unsec. notes 6.25%, 2/1/25 (Netherlands)			600,000	604,500

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			385,000	394,625

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23			550,000	658,625

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			530,000	570,545

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			220,000	233,200

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			315,000	308,306

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			810,000	919,350

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			375,000	430,313

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25			255,000	258,506

Olin Corp. sr. unsec. bonds 5.125%, 9/15/27			235,000	238,972

Platform Specialty Products Corp. 144A sr. unsec. notes 10.375%, 5/1/21			75,000	83,438

Platform Specialty Products Corp. 144A sr. unsec. notes 6.50%, 2/1/22			280,000	290,500

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			145,000	154,063

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			125,000	125,469

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			525,000	543,375

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			455,000	472,063

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			850,000	895,688

				7,477,226
Commercial and consumer services (0.5%)

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25			255,000	259,781

IHS Markit Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)			200,000	205,500

Ritchie Bros Auctioneers, Inc. 144A company guaranty sr. unsec. notes 5.375%, 1/15/25 (Canada)			90,000	92,025

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			510,000	521,475

				1,078,781
Communication services (9.8%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	208,000

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			600,000	634,500

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			1,090,000	1,155,400

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			75,000	83,063

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			245,000	252,963

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			450,000	465,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			1,210,000	1,276,550

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			215,000	225,750

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			155,000	159,650

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. sub. notes 7.75%, 7/15/25			200,000	221,125

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			795,000	805,931

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			270,000	274,050

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			810,000	848,475

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			1,130,000	1,125,763

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			180,000	194,850

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			1,005,000	1,165,800

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			650,000	558,610

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			520,000	464,750

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			315,000	330,829

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			240,000	233,400

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			605,000	612,563

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			85,000	89,675

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			140,000	119,700

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			305,000	274,119

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			270,000	162,000

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			770,000	465,369

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			200,000	240,500

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			110,000	114,675

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			510,000	525,300

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			365,000	378,231

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			1,565,000	1,653,031

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			1,050,000	1,162,875

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			1,185,000	1,279,208

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LL 144A company guaranty sr. notes 3.36%, 9/20/21			160,000	159,600

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			545,000	580,425

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			860,000	926,650

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27			250,000	258,125

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			280,000	294,700

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			200,000	210,250

Videotron Ltd./Videotron Ltee. 144A sr. unsec. bonds 5.125%, 4/15/27 (Canada)			225,000	227,250

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			685,000	714,113

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6.375%, 4/15/23 (United Kingdom)			285,000	297,825

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			365,000	358,613

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			495,000	515,419

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			540,000	479,250

				22,784,675
Construction (2.9%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			665,000	708,225

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			720,000	732,600

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			679,000	789,338

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			720,000	730,800

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			425,000	456,875

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			615,000	646,673

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			200,000	206,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			255,000	267,113

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			600,000	621,000

U.S. Concrete, Inc. 144A company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			230,000	238,050

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			440,000	457,600

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			870,000	843,900

				6,698,924
Consumer (0.2%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			220,000	232,650

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			300,000	317,250

				549,900
Consumer staples (4.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			630,000	653,625

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			240,000	245,100

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24			845,000	865,069

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			655,000	682,019

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,295,000	1,364,542

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			680,000	710,600

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23			375,000	302,813

High Ridge Brands Co. 144A company guaranty sr. unsec. notes 8.875%, 3/15/25			380,000	387,600

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			405,000	412,088

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			405,000	413,606

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26			490,000	499,800

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24			120,000	122,400

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			295,000	306,063

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			290,000	292,175

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			180,000	183,150

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24			230,000	229,425

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			530,000	529,338

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			755,000	748,394

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			280,000	304,150

				9,251,957
Energy (oil field) (0.2%)

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20			270,000	242,325

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			770,000	77

Weatherford International Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23			95,000	103,313

Weatherford International Ltd. 144A company guaranty sr. unsec. sub. notes 9.875%, 2/15/24			170,000	196,775

				542,490
Entertainment (1.8%)

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			90,000	93,938

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			420,000	430,500

AMC Entertainment Holdings, Inc. 144A sr. unsec. sub. bonds 5.875%, 11/15/26			165,000	166,650

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			405,000	413,100

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			160,000	161,680

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			560,000	586,152

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			225,000	232,313

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24			230,000	230,000

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			165,000	171,188

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			435,000	450,769

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27			570,000	568,575

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24			715,000	707,850

				4,212,715
Financials (7.5%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			490,000	493,675

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23			265,000	278,083

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			990,000	1,175,625

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			540,000	552,825

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			360,000	468,000

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			200,000	209,250

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			215,000	227,631

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			270,000	294,638

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			815,000	850,656

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			220,000	230,311

Citigroup, Inc. jr. unsec. sub. FRN Ser. T, 6.25%, perpetual maturity			175,000	188,781

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			595,000	542,938

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			440,000	451,277

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			265,000	266,325

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			365,000	364,088

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			500,000	507,500

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			380,000	233,700

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			510,000	603,075

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			545,000	549,425

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			130,000	130,000

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			605,000	630,713

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			235,000	238,525

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.75%, 2/1/24			300,000	309,375

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22			290,000	294,350

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)			25,000	22,313

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)			185,000	187,775

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			255,000	293,250

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	115,000	260,863

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$328,000	346,893

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25			500,000	505,000

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)			205,000	216,275

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			575,000	582,188

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			235,000	245,575

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			235,000	244,988

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			760,000	775,200

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			1,155,000	1,357,125

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			175,000	191,188

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			170,000	171,488

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			557,000	562,570

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			415,000	381,800

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			480,000	494,400

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			545,000	554,538

				17,484,195
Forest products and packaging (3.0%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			785,000	796,775

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24			480,000	483,902

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25			605,000	605,000

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			670,000	659,950

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25			555,000	566,988

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			835,000	839,175

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			900,000	963,270

Mercer International, Inc. 144A sr. unsec. notes 6.50%, 2/1/24 (Canada)			120,000	120,300

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			690,000	727,950

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			65,000	72,475

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			375,000	407,813

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			645,000	756,263

				6,999,861
Gaming and lottery (3.5%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			340,000	366,350

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26			170,000	181,900

CCM Merger, Inc. 144A sr. unsec. notes 6.00%, 3/15/22			170,000	173,400

Eagle II Acquisition Co., LLC 144A sr. unsec. unsub. notes 6.00%, 4/1/25			130,000	133,900

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			580,000	622,050

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	740,000	575,234

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			$225,000	232,065

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22			910,000	975,693

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21			1,170,000	1,210,950

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24			170,000	174,888

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27			340,000	337,450

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			695,000	705,425

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,565,000	1,668,681

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			180,000	170,550

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			510,000	544,425

				8,072,961
Health care (5.9%)

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			325,000	307,938

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			500,000	536,875

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25			135,000	135,760

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			350,000	359,625

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			1,145,000	984,700

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 11/15/19			65,000	63,781

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20			170,000	155,763

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			540,000	105,300

Concordia International Corp. 144A sr. notes 9.00%, 4/1/22 (Canada)			90,000	64,350

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			225,000	237,516

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			250,000	215,000

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			810,000	708,750

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			340,000	350,200

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			470,000	494,675

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			830,000	906,775

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			210,000	240,713

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			490,000	510,825

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21			250,000	276,875

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			345,000	317,400

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			350,000	362,905

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			330,000	339,672

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22			815,000	757,950

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			765,000	789,863

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			370,000	384,930

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			310,000	316,975

Tenet Healthcare Corp. company guaranty sr. FRN 4.631%, 6/15/20			690,000	693,450

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			715,000	756,113

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			520,000	400,400

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			480,000	372,600

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			265,000	204,050

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			845,000	756,275

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24			500,000	513,125

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22			165,000	169,744

				13,790,873
Homebuilding (1.7%)

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			645,000	666,769

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)			250,000	258,800

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			270,000	294,975

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			285,000	299,250

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25			455,000	450,450

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			90,000	92,700

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			70,000	72,975

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)			120,000	124,500

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			620,000	632,400

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			570,000	639,825

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			15,000	15,525

Realogy Group, LLC/Realogy Co-Issuer Corp. 144A company guaranty sr. unsec. notes 4.875%, 6/1/23			355,000	347,013

				3,895,182
Household furniture and appliances (0.1%)

Tempur Sealy International, Inc. company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			160,000	157,760

				157,760
Lodging/Tourism (1.7%)

Caesars Growth Properties Holdings, LLC/Caesars Growth Properties Finance, Inc. company guaranty notes 9.375%, 5/1/22			685,000	736,375

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23			755,000	788,975

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			545,000	566,800

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. 144A sr. unsec. bonds 4.875%, 4/1/27			535,000	540,350

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			95,000	104,263

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			125,000	138,438

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			1,135,000	1,143,513

				4,018,714
Media (0.8%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			570,000	621,300

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)			270,000	268,988

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			155,000	160,425

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22			345,000	352,763

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			390,000	393,900

				1,797,376
Metals (4.5%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			495,000	542,025

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			85,000	83,725

ArcelorMittal SA sr. unsec. unsub. bonds 10.60%, 6/1/19 (France)			420,000	497,700

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			375,000	415,781

Constellium NV 144A company guaranty sr. unsec. notes 5.75%, 5/15/24 (Netherlands)			315,000	290,588

Constellium NV 144A sr. unsec. notes 6.625%, 3/1/25 (Netherlands)			250,000	241,250

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 4/1/23 (Canada)			270,000	273,038

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			490,000	505,313

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 10/15/19 (Canada)			200,000	207,460

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			280,000	288,400

First Quantum Minerals, Ltd. 144A compnay guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)			380,000	382,850

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			300,000	278,250

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. notes 6.75%, 2/1/22 (Indonesia)			85,000	87,125

Freeport-McMoRan, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23 (Indonesia)			495,000	511,088

Grinding Media, Inc./MC Grinding Media Canada, Inc. 144A sr. sub. notes 7.375%, 12/15/23			130,000	136,500

HudBay Minerals, Inc. 144A company guaranty sr. unsec. notes 7.625%, 1/15/25 (Canada)			430,000	466,550

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			440,000	495,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			390,000	390,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			365,000	366,369

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			605,000	617,856

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			365,000	379,600

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			835,000	869,444

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			265,000	276,925

Steel Dynamics, Inc. 144A sr. unsec. bonds 5.00%, 12/15/26			160,000	162,000

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)			100,000	103,270

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)			170,000	165,113

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			70,000	80,763

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			695,000	701,081

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			500,000	558,750

				10,373,814
Oil and gas (12.1%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. 144A company guaranty sr. unsec. notes 7.875%, 12/15/24			890,000	927,825

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			255,000	260,738

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			360,000	364,725

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			190,000	195,147

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22			250,000	258,750

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			255,000	224,400

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			120,000	108,150

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20			300,000	247,125

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			956,000	776,750

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			910,000	1,039,675

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			215,000	190,396

Cheniere Corpus Christi Holdings, LLC 144A company guaranty sr. notes 5.875%, 3/31/25			1,035,000	1,078,988

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23			295,000	268,450

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			606,000	634,785

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25			300,000	300,000

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			990,000	1,024,650

Concho Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/25			250,000	251,563

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44			345,000	296,700

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			220,000	204,600

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			660,000	666,600

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			395,000	384,382

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			380,000	311,600

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			669,000	705,795

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			470,000	607,041

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 5.375%, 5/31/25			735,000	753,375

Diamondback Energy, Inc. 144A company guaranty sr. unsec. notes 4.75%, 11/1/24			195,000	196,151

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 8.125%, 9/15/23			575,000	610,938

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. notes 7.75%, 9/1/22			80,000	64,800

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			1,245,000	1,173,364

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25			505,000	469,650

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24			340,000	357,000

Halcon Resources Corp. 144A company guaranty notes 12.00%, 2/15/22			110,000	128,425

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			295,000	347,567

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			570,000	598,500

KCA Deutag UK Finance PLC 144A company guaranty sr. notes 9.875%, 4/1/22 (United Kingdom)			200,000	205,000

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			855,000	887,063

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			145,000	144,638

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			280,000	250,600

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)			140,000	125,125

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)			155,000	155,000

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			520,000	551,200

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			705,000	748,181

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			500,000	522,200

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			130,000	131,950

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			620,000	629,300

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			190,000	194,750

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. notes 5.25%, 8/15/25			205,000	207,050

Parsley Energy LLC/Parsley Finance Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 1/15/25			415,000	420,188

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)			15,000	14,213

Precision Drilling Corp. 144A company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)			430,000	452,575

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			605,000	620,125

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			270,000	264,600

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			180,000	177,863

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25			335,000	329,138

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			225,000	234,563

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			550,000	574,750

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)			345,000	35

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			720,000	738,000

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			620,000	585,900

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			280,000	282,275

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			95,000	95,713

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			290,000	300,150

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			145,000	149,350

Tesoro Logistics LP/Tesoro Logistics Finance Corp. company guaranty sr. unsec. notes 5.25%, 1/15/25			160,000	167,200

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			310,000	89,900

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			144,000	143,100

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			335,000	334,163

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			195,000	246,188

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			200,000	235,000

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			100,000	111,250

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			705,000	747,300

				28,094,201
Retail (1.6%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			505,000	202,000

JC Penney Corp., Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			475,000	513,000

JC Penney Corp., Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			100,000	99,000

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			500,000	483,750

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			475,000	363,969

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			300,000	168,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			820,000	493,738

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			395,000	408,825

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			175,000	171,500

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			450,000	451,125

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			325,000	305,500

				3,661,157
Technology (4.0%)

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19 (In default)(NON)			1,150,000	908,500

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24			1,295,000	1,431,595

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			400,000	431,605

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			595,000	638,138

First Data Corp. 144A notes 5.75%, 1/15/24			570,000	587,955

First Data Corp. 144A sr. notes 5.375%, 8/15/23			375,000	390,469

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24			670,000	705,979

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			615,000	628,838

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			600,000	616,560

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			615,000	647,288

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			590,000	616,550

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			760,000	766,650

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24			925,000	1,056,813

				9,426,940
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			325,000	320,531

				320,531
Tire and rubber (0.3%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			675,000	686,813

				686,813
Transportation (0.7%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			680,000	656,200

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			930,000	943,950

				1,600,150
Utilities and power (3.8%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			200,000	229,500

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			520,000	527,800

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			255,000	253,088

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			655,000	740,150

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			250,000	276,849

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			925,000	919,219

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			180,000	188,325

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			145,000	153,156

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			445,000	468,723

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			560,000	554,400

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			295,000	303,113

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			330,000	315,150

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			430,000	479,450

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			290,000	308,125

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			215,000	196,725

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21			265,000	246,450

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			160,000	104,400

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26			375,000	385,313

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			292,000	300,030

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			555,000	553,613

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			655,000	719,901

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			525,000	526,313

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20			415,000	3,113

				8,752,906

Total corporate bonds and notes (cost $193,989,108)				$197,341,881

SENIOR LOANS (5.4%)(a)(c)
			Principal amount	Value

Basic materials (0.7%)

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B, 5%, 1/6/22			$273,842	$276,238

New Arclin US Holding Corp. bank term loan FRN 10.17%, 2/14/25			100,000	101,000

Solenis International LP bank term loan FRN 7.804%, 7/31/22			415,000	408,983

Solenis International LP bank term loan FRN 4.304%, 7/31/21			240,978	241,392

TMS International Corp. bank term loan FRN Ser. B, 4.557%, 10/16/20			249,347	250,594

Zekelman Industries, Inc. bank term loan FRN Ser. B, 4.906%, 6/14/21			243,166	246,307

				1,524,514
Capital goods (0.2%)

Harsco Corp. bank term loan FRN Ser. B, 6.00%, 11/2/23			194,513	198,160

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B , 5.03%, 11/30/23			232,241	234,273

				432,433
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			440,000	444,263

				444,263
Consumer cyclicals (2.5%)

Academy, Ltd. bank term loan FRN Ser. B, 5.055%, 7/2/22			607,151	447,774

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.75%, 3/1/18 (In default)(NON)			745,820	860,176

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			902,187	906,134

CPG International, Inc. bank term loan FRN Ser. B, 4.897%, 9/30/20			196,336	197,072

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			713,949	622,920

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.732%, 1/30/19			639,000	548,475

J Crew Group, Inc. bank term loan FRN Ser. B, 4.078%, 3/5/21			280,671	170,508

Navistar, Inc. bank term loan FRN Ser. B, 5.00%, 8/7/20			894,356	903,299

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			194,874	165,643

Talbots, Inc. (The) bank term loan FRN 5.5%, 3/19/20			377,126	336,271

VGD Merger Sub, LLC bank term loan FRN 8.50%, 8/18/24			250,000	254,375

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			433,379	432,837

				5,845,484
Consumer staples (0.4%)

Del Monte Foods, Inc. bank term loan FRN 8.31%, 8/18/21			380,000	249,375

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 1.494%, 9/7/23			592,025	591,943

				841,318
Energy (0.7%)

Chesapeake Energy Corp. bank term loan FRN 8.553%, 8/23/21			780,000	826,800

FTS International, Inc. bank term loan FRN Ser. B, 5.75%, 4/16/21			520,000	450,775

MEG Energy Corp. bank term loan FRN 4.54%, 12/31/23			195,000	194,895

Western Refining, Inc. bank term loan FRN Ser. B2, 5.5%, 6/23/23			163,350	163,350

				1,635,820
Financials (0.1%)

Capital Automotive LP bank term loan FRN 7.00%, 3/24/25			170,000	171,700

UFC Holdings, LLC bank term loan FRN 4.25%, 8/18/23			94,213	94,684

				266,384
Health care (0.2%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21			208,125	207,865

Concordia International Corp. bank term loan FRN Ser. B, 5.25%, 10/21/21			383,663	268,324

				476,189
Technology (0.3%)

Avaya, Inc. bank term loan FRN Ser. B7, 6.282%, 5/29/20 (In default)(NON)			594,336	472,348

Kronos, Inc./MA bank term loan FRN 9.284%, 11/1/24			310,000	319,106

				791,454
Utilities and power (0.1%)

Dynegy Finance IV, Inc. bank term loan FRN Ser. C, 4.25%, 6/27/23			240,000	240,690

				240,690

Total senior loans (cost $13,064,044)				$12,498,549

COMMON STOCKS (1.4%)(a)
			Shares	Value

ACC Claims Holdings, LLC Class A (Units)(F)			990,365	$5,942

Ally Financial, Inc.			23,820	484,261

Berry Plastics Group, Inc.(NON)			5,075	246,493

CHC Group, LLC (Units)(NON)			2,233	26,796

CIT Group, Inc.			9,745	418,353

Eldorado Resorts, Inc.(NON)			23,400	442,845

Gaming and Leisure Properties, Inc.(R)			12,258	409,662

General Motors Co.			7,902	279,415

Halcon Resources Corp.(NON)			31,415	241,896

Keane Group, Inc.(NON)			15,455	221,007

Live Nation Entertainment, Inc.(NON)			3,790	115,102

Milagro Oil & Gas, Inc. (Units)(F)			281	22,761

SandRidge Energy, Inc.(NON)			11,676	215,889

Tervita Corp. Class A (Canada)			748	5,484

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)(F)			36,615	47,600

Tribune Media Co. Class 1C(F)			93,841	23,460

Vantage Drilling International (Units)(NON)			395	63,200

Total common stocks (cost $3,361,644)				$3,270,166

CONVERTIBLE PREFERRED STOCKS (1.2%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			636	$540,600

American Tower Corp. $5.50 cv. pfd.(R)			5,675	634,181

Belden, Inc. $6.75 cv. pfd.			2,500	242,200

EPR Properties Ser. C, $1.438 cv. pfd.(R)			13,177	381,309

iStar, Inc. $2.25 cv. pfd.(R)			3,856	195,306

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			5,135	539,586

Tyson Foods, Inc. $2.375 cv. pfd.			3,735	250,992

Total convertible preferred stocks (cost $2,423,805)				$2,784,174

CONVERTIBLE BONDS AND NOTES (0.8%)(a)
			Principal amount	Value

CHC Group, LLC/CHC Finance Ltd. cv. notes Ser. AI, zero %, 9/15/20 (Cayman Islands)			$114,839	$206,710

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			468,000	565,403

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			323,000	750,571

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			357,000	389,799

Total convertible bonds and notes (cost $1,224,424)				$1,912,483

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	8,533	$15,018

Total warrants (cost $—)				$15,018

SHORT-TERM INVESTMENTS (4.2%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.87%(AFF)		Shares	9,751,181	$9,751,181

U.S. Treasury Bills 0.773%, 7/13/17(SEGCCS)			$106,000	105,770

Total short-term investments (cost $9,856,950)				$9,856,951

TOTAL INVESTMENTS

Total investments (cost $223,919,975)(b)				$227,679,222

FORWARD CURRENCY CONTRACTS at 3/31/17 (aggregate face value $654,755) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	4/19/17	$2,708	$2,681	$27
	Canadian Dollar	Sell	4/19/17	2,708	2,709	1
Citibank, N.A.
	Canadian Dollar	Buy	4/19/17	451	447	4
	Canadian Dollar	Sell	4/19/17	451	452	1
JPMorgan Chase Bank N.A.
	Canadian Dollar	Sell	4/19/17	538,988	533,607	(5,381)
State Street Bank and Trust Co.
	Canadian Dollar	Buy	4/19/17	527	521	6
	Canadian Dollar	Sell	4/19/17	527	527	—
UBS AG
	British Pound	Sell	6/21/17	114,603	112,763	(1,840)
WestPac Banking Corp.
	Canadian Dollar	Buy	4/19/17	527	521	6
	Canadian Dollar	Sell	4/19/17	527	527	—

Total						$(7,176)

Putnam VT High Yield Fund

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/17 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$118,873	$3,336,300	12/20/21	500 bp	$(149,081)

	Total		$118,873	$(149,081)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2017. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2017 through March 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $232,790,013.
(b)	The aggregate identified cost on a tax basis is $223,996,201, resulting in gross unrealized appreciation and depreciation of $9,627,133 and $5,944,112, respectively, or net unrealized appreciation of $3,683,021.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:

	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	11,373,189	23,827,661	25,449,669	18,602	9,751,181
	Totals	$11,373,189	$23,827,661	$25,449,669	$18,602	$9,751,181
(SEGCCS)
This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $4,049,609 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used for hedging currency exposures.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, and for hedging market risk.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,221 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Capital goods	$246,493	$—	$—
Communication services	—	—	5,942
Consumer cyclicals	837,362	—	23,460
Energy	741,992	5,484	22,761
Financials	1,312,276	—	—
Health care	—	26,796	—
Utilities and power	—	47,600	—
Total common stocks	3,138,123	79,880	52,163
Convertible bonds and notes	—	1,912,483	—
Convertible preferred stocks	—	2,784,174	—
Corporate bonds and notes	—	197,341,769	112
Senior loans	—	12,498,549	—
Warrants	15,018	—	—
Short-term investments	9,751,181	105,770	—

Totals by level	$12,904,322	$214,722,625	$52,275

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(7,176)	$—
Credit default contracts	—	(267,954)	—

Totals by level	$—	$(275,130)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$267,954
Foreign exchange contracts	45	7,221
Equity contracts	15,018	—

Total	$15,063	$275,175

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$1,000,000
Centrally cleared credit default contracts (notional)		$3,300,000
Warrants (number of warrants)		9,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(AFF)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Capital Inc. (clearing broker)	Citibank, N.A.	JPMorgan Chase Bank N.A.	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—	—	—	—
	Forward currency contracts#	28	—	5	—	6	—	6	45

	Total Assets	$28	$—	$5	$—	$6	$—	$6	$45

	Liabilities:
	Centrally cleared credit default contracts§	—	45	—	—	—	—	—	45
	Forward currency contracts#	—	—	—	5,381	—	1,840	—	7,221

	Total Liabilities	$—	$45	$—	$5,381	$—	$1,840	$—	$7,266

	Total Financial and Derivative Net Assets	$28	$(45)	$5	$(5,381)	$6	$(1,840)	$6	$(7,221)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—
	Net amount	$28	$(45)	$5	$(5,381)	$6	$(1,840)	$6

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 26, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: May 26, 2017